Long-Term Debt and Financial Liabilities, Loan dated May 24, 2017 (Details) $ in Thousands				6 Months Ended
	Jun. 22, 2017 USD ($)	May 26, 2017 USD ($)	May 24, 2017 USD ($) Installment Drawdown	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Secured Credit Facilities [Abstract]
Proceeds from drawdown				$ 43,050	$ 18,000
Loan Agreement dated May 24, 2017 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity			$ 18,000
Number of consecutive payment installments | Installment			20
Frequency of periodic payment				Quarterly
Installment payment			$ 200
Balloon payment			14,000
Maturity date				May 26, 2022
Aggregate amount of additional repayments of excess cash				$ 410
Excess cash			$ 1,000
Number of drawdowns | Drawdown			2
Proceeds from drawdown	$ 4,750	$ 13,250
Liquidity requirements			$ 500
Loan Agreement dated May 24, 2017 [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
Repayment of excess cash			10
Loan Agreement dated May 24, 2017 [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Repayment of excess cash			$ 3,600
Loan Agreement dated May 24, 2017 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate			4.65%